UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3493

American Federation of Labor and

Congress of Industrial Organizations

Housing Investment Trust*

(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, N.W., Suite 200

Washington, D.C. 20037

(Address of principal executive offices) (Zip code)

Kenneth G. Lore, Esq.

Katten Muchin Rosenman LLP

2900 K Street, N.W., North Tower Suite 200

Washington, DC 20007

(Name and address of agent for service)

(202) 331-8055

(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 - June 30, 2017

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1.	Proxy Voting Record.

The AFL-CIO Housing Investment Trust (“Trust”) was the sole shareholder of Building America CDE, Inc. and considered matters at one shareholder meeting during the most recent twelve-month period ended June 30, 2017. Representatives of the Trust appeared in person at the meeting and voted as follows:

Issuer: Building America CDE, Inc. Meeting Date: March 30, 2017
TICKER: None SECURITY ID (CUSIP): None
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Eric W. Price	Issuer	For	For
1.2	Elect Director Stephanie Wiggins	Issuer	For	For
1.3	Elect Director Thalia B. Lankin	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date:	08/30/2017

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)
Date:	08/30/2017